Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	Acadia Healthcare Company, Inc.
Entity Central Index Key	0001520697
Entity Filer Category	Smaller Reporting Company